FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.0	$ 0.9
Financial liabilities measured at fair value	$ 0.2	$ 0.1
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.23	0.09
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.14	1.14
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.98	0.93
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0868	0.0491
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0868	0.0491
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0868	0.0491
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 5.2	$ 2.3
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.01	0.06
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.73	1.01
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.84	0.98
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0016	0.0200
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0545	0.0275
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0195	0.0252
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0075	0.0162
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1899	0.1849
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0208	0.0318
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.8	$ 0.2
Financial liabilities measured at fair value	0.0	0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	0.7	0.1
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0.01
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.12	2.05
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.79	1.08
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 3.0	$ 1.2
Financial liabilities measured at fair value	0.0	0.1
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	11.8	7.8
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 4.3	$ 2.3
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0095	0.0051
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0201	0.0201
Derivative financial instruments: Interest rate contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.9	$ 0.3
Financial liabilities measured at fair value	$ 0.3	$ 0.1
Derivative financial instruments: Interest rate contracts | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0005
Derivative financial instruments: Interest rate contracts | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0020
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0050	0.0084
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0156	0.0112
Derivative financial instruments: Interest rate contracts | Option model | IR-to-IR correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60
Derivative financial instruments: Interest rate contracts | Option model | IR-to-IR correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.99
Derivative financial instruments: Credit derivative contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.6	$ 0.3
Financial liabilities measured at fair value	$ 0.4	$ 0.3
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0002	0.0001
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1789	0.0306
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.50
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.66
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1
Derivative financial instruments: Credit derivative contracts | Option model | Credit volatility | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.59
Derivative financial instruments: Credit derivative contracts | Option model | Credit volatility | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.27
Derivative financial instruments: Equity / index contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.1	$ 0.7
Financial liabilities measured at fair value	$ 3.1	$ 2.7
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.16	0.14
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0.04
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.26	1.04
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.65)	(0.40)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.80	0.70
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0.13
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 0.1	$ 0.0
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60	0.78
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.01	1.01